Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Other Payables and Accruals [Abstract]
Payroll payable	$ 5,338	$ 5,442
Other payables	100,202	134,086
Total	$ 105,540	$ 139,528